Inventory	9 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
Inventory [Text Block]

6. Inventory

The following is a listing of inventory as at December 31, 2024 and March 31, 2024:

	December 31, 2024	March 31, 2024

Parts	$4,307,870	$3,855,668
Work in Process	13,090,133	14,341,949
Finished Goods	10,769,067	13,813,014

Total	$28,167,070	$32,010,631

The Company's finished goods inventory is primarily comprised of EV Stars, EV Star Cab and Chassis, BEAST Type D school buses, and Nano BEAST Type A school buses. During the three months ended December 31, 2024, $6,003,836 of inventory was included in cost of sales (December 31, 2023 - $5,645,273). During the nine months ended December 31, 2024, $13,257,184 of inventory was included in cost of sales (December 31, 2023 - $25,506,204). There is no inventory reserve as at December 31, 2024 or December 31, 2023.